SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Aug. 31, 2012 Steinhardt Capital Investors, LLLP	Dec. 31, 2012 Warrant	Apr. 24, 2009 US Treasury with TARP Capital Purchase Program	Apr. 24, 2009 US Treasury with TARP Capital Purchase Program Preferred Stock Series A	Apr. 30, 2009 US Treasury with TARP Capital Purchase Program Preferred Stock Series A	Dec. 31, 2013 US Treasury with TARP Capital Purchase Program Preferred Stock Series A	Apr. 24, 2009 US Treasury with TARP Capital Purchase Program Warrant	Dec. 31, 2013 US Treasury with TARP Capital Purchase Program Warrant	Dec. 31, 2012 US Treasury with TARP Capital Purchase Program Warrant	Apr. 24, 2009 Securities Purchase Agreement Preferred Stock Series A
Participation in the TARP Capital Purchase Program
Previously announced rights offering amount		$ 7,000
Shares issued		2,140,123				11,000					11,000
Issuance of common stock	11,506	11,506
Repurchase of common stock warrants issued									379,310
Warrant exercise period								10 years
Number of shares that can be purchased								379,310
Exercise price of warrants (in dollars per share)								$ 4.35
Proceeds from issuance of Series A Preferred Shares and common stock warrants				11,000
Estimated discount rate to determine the fair value of stock (as a percent)					12.00%
Term used to determine fair value					3 years			3 years
Allocated carrying value of Preferred Stock					10,382
Allocated carrying value of Warrant Common Stock								618
Annual rate of cumulative dividends on Preferred Stock for the first five years (as a percent)							5.00%
Annual rate of cumulative dividends on Preferred Stock after the first five years (as a percent)							9.00%
Liquidation preference (in dollars per share)							$ 1,000
Purchase of common stock warrants	$ 1,300		$ 1,300							$ 1,300